Quarterly Report
May 31, 2024
MFS®  Core Equity Fund
RGI-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.0%
Boeing Co. (a)	150,734	$26,771,866
General Dynamics Corp.	78,266	23,461,799
Honeywell International, Inc.	152,263	30,786,056
Howmet Aerospace, Inc.	269,785	22,837,300
Leidos Holdings, Inc.	185,049	27,211,455
		$131,068,476
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	78,857	$19,732,387
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	244,822	$23,270,331
PVH Corp.	60,075	7,209,601
VF Corp.	371,150	4,928,872
		$35,408,804
Automotive – 0.4%
Aptiv PLC (a)	347,775	$28,955,747
Biotechnology – 0.1%
Illumina, Inc. (a)	92,617	$9,658,101
Broadcasting – 0.8%
Omnicom Group, Inc.	121,730	$11,316,021
Walt Disney Co.	408,634	42,461,159
		$53,777,180
Brokerage & Asset Managers – 1.9%
Cboe Global Markets, Inc.	39,127	$6,768,580
Charles Schwab Corp.	360,537	26,420,151
CME Group, Inc.	108,686	22,061,084
KKR & Co., Inc.	404,336	41,581,914
Raymond James Financial, Inc.	167,457	20,555,347
TPG, Inc.	289,177	12,122,300
		$129,509,376
Business Services – 3.9%
Accenture PLC, “A”	34,692	$9,793,205
Fidelity National Information Services, Inc.	177,842	13,494,651
Fiserv, Inc. (a)	131,945	19,760,083
Insperity, Inc.	417,902	39,583,677
Morningstar, Inc.	97,669	28,153,089
TransUnion	793,661	57,080,099
TriNet Group, Inc.	325,441	33,836,101
Tyler Technologies, Inc. (a)	39,063	18,764,303
Verisk Analytics, Inc., “A”	85,827	21,695,349
Zscaler, Inc. (a)	102,656	17,447,414
		$259,607,971
Cable TV – 0.6%
Cable One, Inc.	46,631	$17,995,369
Comcast Corp., “A”	533,168	21,342,715
		$39,338,084
Chemicals – 0.3%
Eastman Chemical Co.	227,744	$23,077,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.0%
Cadence Design Systems, Inc. (a)	256,344	$73,393,851
CCC Intelligent Holdings, Inc. (a)	1,036,881	11,592,330
Check Point Software Technologies Ltd. (a)	35,711	5,374,505
Datadog, Inc., “A” (a)	95,706	10,544,887
Dun & Bradstreet Holdings, Inc.	6,438,687	61,747,008
Flywire Corp. (a)	332,940	5,709,921
Microsoft Corp. (s)	1,174,163	487,430,286
Okta, Inc. (a)	105,160	9,325,589
Salesforce, Inc.	305,125	71,533,505
		$736,651,882
Computer Software - Systems – 4.6%
Apple, Inc. (s)	1,155,221	$222,091,237
Block, Inc., “A” (a)	155,815	9,984,625
Guidewire Software, Inc. (a)	119,772	13,644,426
HubSpot, Inc. (a)	22,594	13,806,064
ServiceNow, Inc. (a)	56,708	37,253,187
Zebra Technologies Corp., “A” (a)	42,413	13,247,276
		$310,026,815
Construction – 1.4%
Masco Corp.	271,000	$18,948,320
Sherwin-Williams Co.	59,559	18,094,024
Summit Materials, Inc., “A” (a)	630,842	24,375,735
Sun Communities, Inc., REIT	129,401	15,268,024
Vulcan Materials Co.	54,587	13,961,717
		$90,647,820
Consumer Products – 1.5%
Colgate-Palmolive Co.	287,501	$26,726,093
e.l.f. Beauty, Inc. (a)	30,471	5,695,335
International Flavors & Fragrances, Inc.	142,400	13,696,032
Kenvue, Inc.	1,322,173	25,517,939
Procter & Gamble Co.	158,128	26,018,381
		$97,653,780
Consumer Services – 0.9%
Booking Holdings, Inc.	14,253	$53,824,316
Grand Canyon Education, Inc. (a)	66,884	9,528,295
		$63,352,611
Containers – 0.1%
Crown Holdings, Inc.	107,649	$9,062,969
Electrical Equipment – 1.9%
AMETEK, Inc.	165,496	$28,064,812
Amphenol Corp., “A”	255,133	33,771,955
Emerson Electric Co.	163,566	18,345,562
Johnson Controls International PLC	244,209	17,561,069
nVent Electric PLC	189,923	15,455,934
TE Connectivity Ltd.	92,500	13,847,250
		$127,046,582
Electronics – 8.8%
Analog Devices, Inc.	242,264	$56,808,485
Applied Materials, Inc.	282,606	60,782,899
Lam Research Corp.	79,312	73,953,681
Marvell Technology, Inc.	955,997	65,782,154
Monolithic Power Systems, Inc.	31,683	23,306,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NVIDIA Corp.	248,075	$271,972,065
NXP Semiconductors N.V.	127,131	34,592,345
		$587,198,594
Energy - Independent – 1.8%
Chesapeake Energy Corp.	149,017	$13,550,116
ConocoPhillips	441,155	51,385,734
Diamondback Energy, Inc.	66,735	13,297,616
Permian Resources Corp.	698,344	11,445,858
Phillips 66	115,526	16,417,400
Valero Energy Corp.	90,979	14,296,440
		$120,393,164
Energy - Integrated – 1.7%
Exxon Mobil Corp. (s)	960,124	$112,584,140
Energy - Renewables – 0.3%
GE Vernova, Inc. (a)	96,915	$17,047,349
Engineering - Construction – 0.5%
APi Group, Inc. (a)	224,524	$8,002,036
Jacobs Solutions, Inc.	175,201	24,412,507
		$32,414,543
Entertainment – 0.5%
Spotify Technology S.A. (a)	101,219	$30,039,775
Vivid Seats, Inc., “A” (a)	804,511	4,062,780
		$34,102,555
Food & Beverages – 2.1%
Coca-Cola Europacific Partners PLC	349,670	$25,774,176
Mondelez International, Inc.	535,533	36,700,076
Monster Worldwide, Inc. (a)	469,900	24,397,208
PepsiCo, Inc.	298,837	51,668,917
		$138,540,377
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	184,666	$6,487,317
Hilton Worldwide Holdings, Inc.	130,789	26,236,273
International Game Technology PLC	253,276	4,999,668
Las Vegas Sands Corp.	134,966	6,077,519
Viking Holdings Ltd. (a)	37,676	1,183,403
		$44,984,180
General Merchandise – 0.3%
Dollar General Corp.	161,816	$22,154,229
Health Maintenance Organizations – 1.2%
Cigna Group	228,350	$78,693,977
Insurance – 3.8%
American International Group, Inc.	296,884	$23,400,397
Aon PLC	166,094	46,778,714
Arthur J. Gallagher & Co.	155,553	39,406,241
Assurant, Inc.	63,530	11,020,549
Chubb Ltd.	194,749	52,741,924
Corebridge Financial, Inc.	613,711	17,901,950
Hanover Insurance Group, Inc.	92,253	12,170,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	193,070	$13,972,476
Voya Financial, Inc.	208,045	15,773,972
Willis Towers Watson PLC	84,295	21,519,671
		$254,686,832
Internet – 6.6%
Alphabet, Inc., “A” (s)	1,542,181	$266,026,222
Gartner, Inc. (a)	39,971	16,774,630
Meta Platforms, Inc., “A”	341,665	159,499,472
		$442,300,324
Leisure & Toys – 0.7%
Electronic Arts, Inc.	155,856	$20,710,145
Hasbro, Inc.	135,921	8,125,358
Take-Two Interactive Software, Inc. (a)	94,078	15,086,348
		$43,921,851
Machinery & Tools – 2.6%
AGCO Corp.	170,787	$18,330,569
Eaton Corp. PLC	200,405	66,704,804
General Electric Co.	141,975	23,445,751
Nordson Corp.	99,343	23,317,789
Pentair PLC	177,476	14,442,997
Wabtec Corp.	175,251	29,657,727
		$175,899,637
Major Banks – 3.4%
JPMorgan Chase & Co.	571,113	$115,724,627
Morgan Stanley	361,448	35,364,072
PNC Financial Services Group, Inc.	252,279	39,706,192
Wells Fargo & Co.	648,445	38,854,825
		$229,649,716
Medical & Health Technology & Services – 2.1%
Encompass Health Corp.	128,090	$11,065,695
ICON PLC (a)	81,997	26,634,265
IDEXX Laboratories, Inc. (a)	21,316	10,592,986
McKesson Corp.	82,259	46,853,904
Option Care Health, Inc. (a)	745,901	22,242,768
Veeva Systems, Inc. (a)	114,608	19,970,444
		$137,360,062
Medical Equipment – 3.3%
Agilent Technologies, Inc.	146,740	$19,136,363
Becton, Dickinson and Co.	207,464	48,125,424
Boston Scientific Corp. (a)	793,554	59,968,876
Maravai Lifesciences Holdings, Inc., “A” (a)	1,252,725	10,861,126
Medtronic PLC	686,139	55,831,131
STERIS PLC	129,899	28,951,889
		$222,874,809
Natural Gas - Distribution – 0.4%
Southwest Gas Holdings, Inc.	301,308	$23,378,488
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	80,181	$12,651,760
Targa Resources Corp.	121,879	14,409,754
		$27,061,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.3%
Motorola Solutions, Inc.	60,685	$22,144,563
Oil Services – 0.4%
Schlumberger Ltd.	298,385	$13,692,888
TechnipFMC PLC (a)	402,766	10,548,441
		$24,241,329
Other Banks & Diversified Financials – 3.4%
American Express Co.	129,980	$31,195,200
Discover Financial Services	80,360	9,856,958
First Interstate BancSystem, Inc.	291,292	7,730,890
M&T Bank Corp.	92,575	14,034,370
Moody's Corp.	71,453	28,366,126
Northern Trust Corp.	117,827	9,925,747
Pacific Premier Bancorp, Inc.	265,250	5,899,160
United Community Bank, Inc.	278,628	7,149,594
Visa, Inc., “A”	417,820	113,839,237
		$227,997,282
Pharmaceuticals – 5.9%
AbbVie, Inc.	544,111	$87,732,458
Eli Lilly & Co.	123,736	101,505,590
Johnson & Johnson	608,866	89,302,376
Pfizer, Inc.	2,029,413	58,162,977
Vertex Pharmaceuticals, Inc. (a)	128,222	58,384,605
		$395,088,006
Pollution Control – 0.5%
GFL Environmental, Inc.	1,059,423	$33,340,042
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	488,767	$38,788,549
Real Estate – 1.4%
Broadstone Net Lease, Inc., REIT	974,653	$14,960,923
Douglas Emmett, Inc., REIT	601,255	8,387,507
Extra Space Storage, Inc., REIT	87,326	12,642,185
Federal Realty Investment Trust, REIT	271,928	27,451,132
Jones Lang LaSalle, Inc. (a)	44,499	8,991,913
Prologis, Inc., REIT	49,075	5,422,297
W.P. Carey, Inc., REIT	263,209	14,844,988
		$92,700,945
Restaurants – 1.1%
Starbucks Corp.	502,846	$40,338,306
U.S. Foods Holding Corp. (a)	358,061	18,916,363
Wingstop, Inc.	41,410	15,265,796
		$74,520,465
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	72,647	$19,374,955
Corteva, Inc.	324,075	18,128,755
DuPont de Nemours, Inc.	228,786	18,797,058
Linde PLC	68,280	29,737,306
Tronox Holdings PLC	456,735	9,047,920
		$95,085,994

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	1,484,849	$261,986,757
Builders FirstSource, Inc. (a)	68,919	11,081,486
Burlington Stores, Inc. (a)	58,537	14,051,807
Home Depot, Inc.	235,948	79,011,907
Ross Stores, Inc.	192,496	26,903,241
Target Corp.	322,705	50,393,613
		$443,428,811
Telecommunications - Wireless – 1.0%
SBA Communications Corp., REIT	111,898	$22,008,099
T-Mobile USA, Inc.	244,677	42,808,688
		$64,816,787
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	1,554,116	$3,854,208
Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	122,190	$19,642,042
Saia, Inc. (a)	44,010	18,021,215
United Parcel Service, Inc., “B”	111,702	15,518,759
		$53,182,016
Utilities - Electric Power – 2.1%
Constellation Energy	92,752	$20,150,372
Dominion Energy, Inc.	102,082	5,504,261
Duke Energy Corp.	170,379	17,646,153
Exelon Corp.	278,251	10,448,325
NextEra Energy, Inc.	399,393	31,959,428
PG&E Corp.	1,813,470	33,621,734
Southern Co.	96,996	7,773,259
Xcel Energy, Inc.	202,264	11,215,539
		$138,319,071
Total Common Stocks		$6,617,330,294
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.38% (v)	60,339,889	$60,345,923
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle, Inc., REIT	(44,300)	$(4,540,750)

Other Assets, Less Liabilities – 0.1%		9,920,886
Net Assets – 100.0%		$6,683,056,353
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,345,923 and $6,617,330,294, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At May 31, 2024, the fund had liquid securities with an aggregate value of $18,286,511 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,617,330,294	$—	$—	$6,617,330,294
Mutual Funds	60,345,923	—	—	60,345,923
Total	$6,677,676,217	$—	$—	$6,677,676,217
Securities Sold Short	$(4,540,750)	$—	$—	$(4,540,750)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,189,690	$553,754,860	$548,588,831	$(8,835)	$(961)	$60,345,923
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,684,926	$—